Consolidated Statements of Stockholders' Deficit - USD ($)	Convertible Preferred Stock [Member] Preferred Stock [Member]	Convertible Preferred Stock [Member] Common Stock [Member]	Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member] Retained Earnings [Member]	Convertible Preferred Stock [Member] AOCI Attributable to Parent [Member]	Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2012								21,007,536
Balances at Dec. 31, 2012								$ 21,008	$ 64,357,193	$ (70,910,322)	$ 13,116	$ (6,519,005)
Net loss										$ (11,299,721)		(11,299,721)
Shares issued in Senior Secured Notes conversion (in shares)								10,934,533
Shares issued in Senior Secured Notes conversion								$ 10,934	$ 6,549,785			6,560,719
Warrants issued in Senior Secured Notes conversion									1,073,572			1,073,572
Stock Issued During Period, Shares, New Issues | Public Offering [Member]								3,006,818
Stock Issued During Period, Shares, New Issues | Private Placements [Member]								1,043,646
Shares issued in Public Offering | Public Offering [Member]								$ 3,007	1,514,443			1,517,450
Shares issued in Public Offering | Private Placements [Member]								$ 1,043	625,145			626,188
Shares issued in related party subscription agreement (in shares)								300,000
Shares issued in related party subscription agreement								$ 300	74,700			75,000
Stock Issued During Period, Shares, Issued for Services								1,583,315
Shares issued for services								$ 1,584	1,012,683			$ 1,014,267
Shares issued for stock option exercise (in shares)								108,334				108,334
Shares issued for stock option exercise								$ 108	37,809			$ 37,917
Stock-based compensation - options									$ 792,160			792,160
Foreign currency translation adjustment											$ (6,428)	(6,428)
Balances (in shares) at Dec. 31, 2013								37,984,182
Balances at Dec. 31, 2013								$ 37,984	$ 76,037,490	$ (82,210,043)	$ 6,688	(6,127,881)
Net loss										$ (5,974,080)		(5,974,080)
Shares issued in Senior Secured Notes conversion (in shares)	(5,010)	10,020,000						1,644,337
Shares issued in Senior Secured Notes conversion	$ (5)	$ 10,020	$ (10,015)					$ 1,645	$ 772,549			774,194
Stock Issued During Period, Shares, New Issues | Private Placements [Member]							6,175	6,210,000
Shares issued in Public Offering | Private Placements [Member]							$ 6	$ 6,210	7,998,551			8,004,767
Shares issued in related party subscription agreement (in shares)								3,600,000
Shares issued in related party subscription agreement								$ 3,600	896,400			900,000
Stock Issued During Period, Shares, Issued for Services								1,208,000
Shares issued for services								$ 1,208	741,942			$ 743,150
Shares issued for stock option exercise (in shares)								60,000				60,000
Shares issued for stock option exercise								$ 60	12,540			$ 12,600
Stock-based compensation - options									$ 135,015			135,015
Foreign currency translation adjustment											$ (19,165)	(19,165)
Balances (in shares) at Dec. 31, 2014							1,165	60,726,519
Balances at Dec. 31, 2014							$ 1	$ 60,727	$ 86,584,472	$ (88,184,123)	$ (12,477)	(1,551,400)
Net loss												(3,707,492)
Balances at Sep. 30, 2015												$ (5,126,338)